Acquisitions (Summary of Fair Values of Assets Acquired and Liabilities Assumed at Acquisition Date, Axis AB (Axis)) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2016	Dec. 31, 2015	Apr. 15, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Goodwill	¥ 936,424	¥ 478,943		¥ 211,336
Axis AB (Axis)
Business Acquisition [Line Items]
Current assets			¥ 31,365
Intangible assets			60,992
Goodwill			259,863
Other noncurrent assets			2,053
Non-current assets			322,908
Total assets acquired			354,273
Total liabilities assumed			32,462
Net assets acquired			¥ 321,811